FAIR VALUE MEASUREMENTS (Fair Value Of Rate Cap Derivative) (Details) - Interest Rate Cap [Member] - CNY (¥)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Fair Value Inputs, Liabilities, Quantitative Information [Line Items]
Balance	¥ 10,364,075	¥ 0
Change in fair value of capped call options	16,017,612	0
Balance	¥ 26,381,687	¥ 0